Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.4%
Bombardier Inc., 7.50%, 03/15/25 (Call 03/15/20)(a)(b)	$100	$96,685
TransDigm Inc., 6.50%, 05/15/25 (Call 05/15/20)	50	52,079
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	25	24,457

		173,221

Agriculture — 0.6%
Vector Group Ltd., 6.13%, 02/01/25 (Call 03/02/20)(a)	75	74,530

Airlines — 0.2%
United Airlines Holdings Inc., 4.88%, 01/15/25	25	26,401

Apparel — 0.2%
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)	25	25,778

Auto Manufacturers — 1.8%
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	75	78,620
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	125	126,511
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)	25	24,847

		229,978

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 04/01/20)(b)	50	51,174
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	26,069
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	50	55,346

		132,589

Banks — 1.0%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	50	55,226
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	50	49,212
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)(b)	25	24,565

		129,003

Beverages — 0.4%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	50	52,080

Building Materials — 0.8%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	25	25,624
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(a)	75	78,121

		103,745

Chemicals — 3.0%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	50	54,703
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)(b)	50	47,818
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)	50	51,862
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	25	25,498
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)	25	26,117
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	50	49,650
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	50	47,048
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	50	49,875
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	25	25,723

		378,294

Coal — 0.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)(b)	25	21,623
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	25	22,440

Security	Par (000)	Value

Coal (continued)
Peabody Energy Corp., 6.38%, 03/31/25 (Call 03/31/20)(a)	$25	$20,978
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	50	48,311

		113,352

Commercial Services — 3.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 03/15/20)(a)	50	51,521
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)(b)	25	25,967
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)	50	52,052
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	50	53,750
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 03/02/20)(a)(b)	50	50,948
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/02/20)(a)	50	51,978
TMS International Holding Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	25	23,563
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	50	51,177
5.50%, 07/15/25 (Call 07/15/20)	50	51,815
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	25	26,299

		439,070

Computers — 0.6%
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	19	20,292
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)	50	51,711

		72,003

Cosmetics & Personal Care — 0.4%
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 02/19/20)(a)	50	52,401

Distribution & Wholesale — 1.4%
Anixter Inc., 6.00%, 12/01/25 (Call 09/01/25)	25	26,556
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)	50	51,495
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	50	52,221
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	50	51,351

		181,623

Diversified Financial Services — 4.6%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	100	113,947
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	50	43,621
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)(b)	25	24,802
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	50	52,164
Navient Corp., 6.75%, 06/25/25	50	54,595
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)(a)	50	50,991
8.00%, 07/15/25 (Call 07/15/20)(a)	25	25,933
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(a)	100	103,280
Springleaf Finance Corp., 6.88%, 03/15/25	100	113,270

		582,603

Electric — 1.6%
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	25	25,817
Calpine Corp., 5.75%, 01/15/25 (Call 03/02/20)(b)	100	102,753
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	50	52,619
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 06/01/20)	25	19,435

		200,624

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	50	51,708

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.6%
Sensata Technologies BV, 5.00%, 10/01/25(a)	$50	$53,908
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)(b)	25	26,011

		79,919

Engineering & Construction — 1.2%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	75	75,432
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)(b)	50	47,140
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)	25	26,159

		148,731

Entertainment — 2.6%
AMC Entertainment Holdings Inc., 5.75%, 06/15/25 (Call 06/15/20)(b)	50	44,751
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	25	27,062
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	100	101,612
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	50	52,406
Scientific Games International Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	100	102,855

		328,686

Environmental Control — 0.2%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	25,977

Food — 3.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 03/02/20)	100	103,749
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	50	51,028
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)	25	24,883
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 05/01/20)(a)	25	26,125
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)(b)	75	77,640
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/15/20)(a)	50	51,527
Post Holdings Inc., 5.50%, 03/01/25 (Call 03/01/20)(a)	50	51,913

		386,865

Food Service — 0.2%
Aramark Services Inc., 5.00%, 04/01/25 (Call 04/01/20)(a)	25	26,034

Forest Products & Paper — 0.7%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	25	25,963
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	25	26,538
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	25	31,099

		83,600

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	50	53,437

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	25	24,551

Health Care – Products — 1.7%
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(a)	150	165,753
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	50	51,049

		216,802

Health Care – Services — 7.1%
Centene Corp.
4.75%, 01/15/25 (Call 03/02/20)	75	77,631
5.25%, 04/01/25 (Call 04/01/20)(a)	75	77,762

Security	Par (000)	Value

Health Care – Services (continued)
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	$75	$75,725
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/20)(b)	100	102,386
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	25	26,129
HCA Inc.
5.38%, 02/01/25	200	223,398
7.69%, 06/15/25	25	30,372
Molina Healthcare Inc., 4.88%, 06/15/25 (Call 06/15/20)(a)	25	25,598
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/20)(a)	25	25,405
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 05/01/20)	100	101,785
7.00%, 08/01/25 (Call 08/01/20)	75	77,908
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)	50	49,368

		893,467

Holding Companies – Diversified — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	50	52,524

Home Builders — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/20)(a)	25	25,812
Century Communities Inc., 5.88%, 07/15/25 (Call 07/15/20)	50	52,539
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(b)	50	54,640
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/01/20)	25	26,287
Mattamy Group Corp., 6.50%, 10/01/25 (Call 10/01/20)(a)	50	53,486
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	25	28,276
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 04/01/20)(a)(b)	25	25,816
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)	25	27,384
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 03/02/20)	50	51,478

		345,718

Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	50	52,036

Housewares — 0.2%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	25	22,012

Insurance — 1.6%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(a)	75	73,652
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)	25	25,440
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	53,078
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)	50	51,378

		203,548

Internet — 1.9%
Netflix Inc., 5.88%, 02/15/25	50	56,236
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(a)	100	102,049
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	25	27,556
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	50	51,136

		236,977

Iron & Steel — 1.2%
AK Steel Corp., 6.38%, 10/15/25 (Call 10/15/20)	25	24,553
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	50	52,624
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)	25	25,712
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)(b)	50	45,025

		147,914

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.2%
Viking Cruises Ltd., 6.25%, 05/15/25 (Call 05/15/20)(a)	$25	$25,725

Lodging — 2.9%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 04/01/20)	50	51,088
MGM Resorts International, 5.75%, 06/15/25 (Call 03/15/25)	75	83,569
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)(b)	25	25,611
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	25	25,034
Wyndham Destinations Inc., 6.35%, 10/01/25 (Call 07/01/25)	25	28,040
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	150	157,095

		370,437

Machinery — 0.8%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	50	51,269
Terex Corp., 5.63%, 02/01/25 (Call 02/21/20)(a)(b)	50	51,510

		102,779

Manufacturing — 0.4%
Koppers Inc., 6.00%, 02/15/25 (Call 03/02/20)(a)	50	51,309

Media — 6.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (Call 03/02/20)(a)	200	208,266
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	50	50,504
Block Communications Inc., 6.88%, 02/15/25 (Call 03/02/20)(a)	50	51,911
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/25 (Call 05/01/20)(a)	50	51,642
CSC Holdings LLC, 10.88%, 10/15/25 (Call 10/15/20)(a)	200	221,654
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)	25	25,639
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	25	26,126
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 02/15/20)(a)	25	25,261
Sirius XM Radio Inc., 5.38%, 04/15/25 (Call 04/15/20)(a)	50	51,557
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)(b)	100	99,824

		812,384

Mining — 0.8%
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 03/02/20)(a)(b)	50	51,063
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	25,595
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)	25	23,518

		100,176

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25 (Call 03/02/20)	25	25,923

Oil & Gas — 9.0%
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/02/20)(b)	50	33,016
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	25	27,675
Carrizo Oil & Gas Inc., 8.25%, 07/15/25 (Call 07/15/20)	25	25,507
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	150	121,707
Comstock Resources Inc., 7.50%, 05/15/25 (Call 05/15/20)(a)	50	39,454
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	75	75,763
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	50	49,402
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	25	20,375
HighPoint Operating Corp., 8.75%, 06/15/25 (Call 06/15/20)(b)	25	22,703
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 04/01/20)(a)(b)	50	45,379

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	$40	$36,406
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/02/20)(a)	50	52,359
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/15/20)	50	51,447
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	50	41,401
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	25	25,790
5.38%, 01/15/25 (Call 03/02/20)(a)	50	51,570
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	50	53,159
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	50	39,021
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(a)	50	50,126
SM Energy Co., 5.63%, 06/01/25 (Call 06/01/20)	50	44,986
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	75	62,379
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	50	50,441
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	46,555
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	45	45,823
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)	25	23,992

		1,136,436

Oil & Gas Services — 0.4%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	25	24,912
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	25	20,869

		45,781

Packaging & Containers — 4.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)	200	208,914
Ball Corp., 5.25%, 07/01/25	75	84,059
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 03/02/20)(a)	50	50,240
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	25	25,066
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)	100	99,505
Owens-Brockway Glass Container Inc., 6.38%, 08/15/25(a)(b)	50	55,765
Pactiv LLC, 7.95%, 12/15/25	25	29,106
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	25	22,027
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	25	27,460
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	22,752

		624,894

Pharmaceuticals — 3.4%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	100	103,829
6.13%, 04/15/25 (Call 04/15/20)(a)	150	154,621
9.00%, 12/15/25 (Call 12/15/21)(a)	150	169,221

		427,671

Pipelines — 3.6%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	50	56,677
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	100	103,040
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)(b)	50	50,788
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	50	54,691
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)(b)	50	45,911
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/20)	50	48,667
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 03/02/20)	25	23,642

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)(b)	$25	$19,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 03/02/20)	50	51,586

		454,045

Real Estate — 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	50	51,647
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	25	25,912
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	50	51,611
WeWork Companies Inc., 7.88%, 05/01/25(a)	50	38,757

		167,927

Real Estate Investment Trusts — 2.0%
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	100	102,512
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	25	25,118
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	25	25,763
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)(b)	50	52,270
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	45	45,646

		251,309

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	200	206,222
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	100	99,487
Golden Nugget Inc., 8.75%, 10/01/25 (Call 10/01/20)(a)	50	52,639
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	63	64,850
8.88%, 06/01/25 (Call 06/01/20)(a)	50	51,253
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(b)	50	51,840
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 03/02/20)	25	25,551

		551,842

Software — 2.0%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(a)	50	51,730
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	75	76,287
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	50	52,590
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	50	52,151
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	25	25,278

		258,036

Telecommunications — 6.0%
CenturyLink Inc., 5.63%, 04/01/25 (Call 01/01/25)	50	53,022

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/20)(a)	$25	$26,624
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)(b)	100	95,774
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (Call 07/15/21)(a)	125	106,469
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	75	58,768
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 05/01/20)	50	51,629
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	25	25,892
Qwest Corp., 7.25%, 09/15/25	25	29,093
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	100	104,606
T-Mobile USA Inc.
5.13%, 04/15/25 (Call 04/15/20)	50	51,581
6.38%, 03/01/25 (Call 02/11/20)	100	103,439
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	50	50,925

		757,822

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	25	26,604

Total Corporate Bonds & Notes — 99.2% (Cost: $12,321,170)		12,538,901

Short-Term Investments

Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	2,289	2,290,683
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	27	27,000

		2,317,683

Total Short-Term Investments — 18.4% (Cost: $2,317,363)		2,317,683

Total Investments in Securities — 117.6% (Cost: $14,638,533)		14,856,584

Other Assets, Less Liabilities — (17.6)%		(2,219,165)

Net Assets — 100.0%		$12,637,419

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,003	286	2,289	$2,290,683	$2,994	(b)	$(158)	$318
BlackRock Cash Funds: Treasury, SL Agency Shares	188	(161)	27	27,000	212		—	—

				$2,317,683	$3,206		$(158)	$318

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,538,901	$—	$12,538,901
Money Market Funds	2,317,683	—	—	2,317,683

	$2,317,683	$12,538,901	$—	$14,856,584